Net (Loss) Income Per Share	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Earnings Per Share [Abstract]
Net (Loss) Income Per Share
16.
Earnings Per Share

The following table reconciles the number of common shares used to compute basic and diluted earnings per share attributable to Vintage Wine Estates, Inc., shareholders:

	Three Months Ended March 31,		Nine Months Ended March 31,
(in thousands, except for per share amounts)	2023	2022	2023	2022
Net (loss) income	$(10,174)	$2,707	$(141,433)	$14,038
Less: loss allocable to noncontrolling interest	(14)	(73)	(1,403)	(138)
Net (loss) income allocable to common shareholders	$(10,160)	$2,780	$(140,030)	$14,176

Numerator – Basic EPS
Net (loss) income allocable to common shareholders	$(10,160)	$2,780	$(140,030)	$14,176
Net (loss) income allocated to common shareholders	$(10,160)	$2,780	$(140,030)	$14,176

Numerator – Diluted EPS
Net (loss) income allocated to common shareholders	$(10,160)	$2,780	$(140,030)	$14,176
Net (loss) income allocated to common shareholders	$(10,160)	$2,780	$(140,030)	$14,176

Denominator – Basic Common Shares
Weighted average common shares outstanding - Basic	59,289,659	61,410,403	59,014,915	60,773,258

Denominator – Diluted Common Shares
Weighted average common shares - Diluted	59,289,659	61,410,403	59,014,915	60,773,258

Net (loss) income per share – basic:
Common Shares	$(0.17)	$0.05	$(2.37)	$0.23
Net (loss) income per share – diluted:
Common Shares	$(0.17)	$0.05	$(2.37)	$0.23

The following securities have been excluded from the calculations of diluted earnings per share attributable to common shareholders because including them would have been antidilutive:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022
Shares subject to warrants to purchase common stock	25,646,453	26,000,000	25,646,453	26,000,000
Shares subject to options to purchase common stock	3,027,661	2,650,051	3,027,661	2,650,051
Total	28,674,114	28,650,051	28,674,114	28,650,051

21.
Net (Loss) Income Per Share

The following table presents the calculation of basic and diluted (loss) earnings per shares:

	June 30,
(in thousands, except for per share amounts)	2022	2021
Net income	$(679)	$10,088
Less: Series B dividends and accretion	-	5,785
Less: income (loss) allocable to noncontrolling interest	(108)	218
Net (loss) income allocable to common shareholders	$(571)	$4,085

Numerator – Basic EPS
Net (loss) income allocable to common shareholders	$(571)	$4,085
Less: net income allocated to participating securities (Series B)	-	613
Net (loss) income allocated to common shareholders	$(571)	$3,472

Numerator – Diluted EPS
Net (loss) income allocated to common shareholders	$(571)	$3,472
Add: net income attributable to convertible debt	-	175
Reallocation of income under the two-class method	-	(165)
Net (loss) income allocated to common shareholders	$(571)	$3,482

Denominator – Basic Common Shares
Weighted average common shares outstanding - Basic	60,673,789	24,696,828
Denominator – Diluted Common Shares
Effect of dilutive securities:
Stock options	-	404,567
Convertible debt	-	78,106
Weighted average common shares - Diluted	60,673,789	25,179,502

Net (loss) income per share – basic:
Common Shares	$(0.01)	$0.14
Net (loss) income per share – diluted:
Common Shares	$(0.01)	$0.14

Net income (loss) per share calculations and potentially dilutive security amounts for all periods prior to the transaction on June 7 have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization.

The following securities have been excluded from the calculations of diluted earnings (loss) per share allocable to common shareholders because including them would have been antidilutive are, as follows:

	June 30,
	2022	2021
Shares subject to warrants to purchase common stock	25,818,247	-
Shares subject to options to purchase common stock	3,503,527	-
Total	29,321,774	-

19.
Net Income (Loss) Per Share

The following table presents the calculation of basic and diluted earnings (loss) per shares:

	June 30,
(in thousands)	2021	2020
Net income (loss)	$10,088	$(9,700)
Less: Series B dividends and accretions	5,785	4,978
Less: income allocable to noncontrolling interest	218	41
Net income (loss) allocable to common shareholders	$4,085	$(14,719)

Numerator – Basic EPS
Net income (loss) allocable to common shareholders	$4,085	$(14,719)
Less: net income allocated to participating securities (Series B)	613	-
Net income (loss) allocated to common shareholders	$3,472	$(14,719)

Numerator – Diluted EPS
Net income (loss) allocated to common shareholders	$3,472	$(14,719)
Add: net income atllocable to convertible debt	175	-
Reallocation of income (loss) under the two-class method	(165)	-
Net income (loss) allocated to common shareholders	$3,482	$(14,719)

Denominator – Basic Common Shares
Weighted average common shares outstanding - Basic	24,696,828	21,920,583
Denominator – Diluted Common Shares
Effect of dilutive securities:
Stock options	404,567	-
Warrants	78,106	-
Weighted average common shares - Diluted	25,179,502	21,920,583

Net income (loss) per share – basic:
Common Shares	$0.14	$(0.67)
Net income (loss) per share – diluted:
Common Shares	$0.14	$(0.67)

Net income (loss) per share calculations and potentially dilutive security amounts for all periods prior to the transaction on June 7 have been retrospectively adjusted to the equivalent number of shares outstanding immediately after the Merger to effect the reverse recapitalization. Historically reported weighted average shares outstanding have been multiplied by the Exchange Ratio of approximately 2.857.

The following securities have been excluded from the calculations of diluted earnings (loss) per share allocable to common shareholders because including them would have been antidilutive are, as follows:

	June 30,
	2021	2020
Shares subject to option to purchase common stock	-	2,572,385
Shares subject to notes payable optional conversion into common stock	-	1,349,546
Total	-	3,921,931